Underwriting Income from Insurance Business - Summary of Underwriting Income from Insurance Business (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [abstract]
Premiums and Surcharges Accrued	$ 4,687,242	$ 5,260,902
Claims Accrued	(535,888)	(604,908)
Surrenders	(5,770)	(7,564)
Life and Ordinary Annuities	(8,541)	(9,182)
Underwriting and Operating Expenses	(1,285,007)	(1,299,507)
Other Income and Expenses	17,283	(24,829)
Total	$ 2,869,319	$ 3,314,912